Employee benefit plans - Additional information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Refundable tax of percentage of gain on defined benefit pension plans		50.00%
Gains (losses) arising from settlements, net defined benefit liability (asset)	$ 5,000
Post-employment benefit expense, defined contribution plans		$ 339,000	$ 404,000
Employer contributions		344,000	718,000
Actual return on plan assets		546,000	(3,439,000)
Plan assets
Disclosure of defined benefit plans [line items]
Contributions by employer		0	0
Benefit payments		$ 18,224,000	$ 26,771,000